UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08777

CREDIT SUISSE HIGH YIELD BOND FUND

(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC

One Madison Avenue

New York, New York 10010

(Address of principal executive offices) (Zip code)

John G. Popp

One Madison Avenue

New York, New York 10010

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 325-2000
Date of fiscal year-end:	October 31st
Date of reporting period:	November 1, 2017 to January 31, 2018

Item 1:            Schedule of Investments

Credit Suisse High Yield Bond Fund

Schedule of Investments

January 31, 2018 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (116.1%)
Advertising (0.3%)
$885	Clear Channel Worldwide Holdings, Inc., Series A, Global Company Guaranteed Notes (Callable 03/05/18 @ 103.25)	(B, B2)	11/15/22	6.500	$911,550

Air Transportation (0.4%)
1,150	United Continental Holdings, Inc., Company Guaranteed Notes	(BB-, Ba3)	02/01/24	5.000	1,167,250

Auto Parts & Equipment (0.9%)
2,650	Cooper-Standard Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/21 @ 102.81)(1)	(B+, B2)	11/15/26	5.625	2,722,875

Brokerage (3.2%)
1,400	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 03/05/18 @ 105.16)(1)	(B, B1)	04/15/22	6.875	1,442,000
2,950	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 03/05/18 @ 105.63)(1)	(B, B1)	04/15/21	7.500	3,086,437
4,450	LPL Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/20 @ 104.31)(1)	(B+, B2)	09/15/25	5.750	4,550,125

					9,078,562

Building & Construction (0.4%)
1,275	Rialto Corp., Rule 144A, Company Guaranteed Notes (Callable 03/05/18 @ 100.00)(1)	(B, B1)	12/01/18	7.000	1,278,188

Building Materials (10.1%)
915	Airxcel, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/19 @ 104.25)(1)	(B, B2)	02/15/22	8.500	975,619
1,150	American Builders & Contractors Supply Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/18 @ 104.31)(1)	(B+, B3)	12/15/23	5.750	1,216,125
2,925	Beacon Escrow Corp., Rule 144A, Company Guaranteed Notes (Callable 11/01/20 @ 102.44)(1)	(B+, B3)	11/01/25	4.875	2,925,000
675	Core & Main LP, Rule 144A, Senior Unsecured Notes (Callable 08/15/20 @ 103.06)(1)	(B-, Caa1)	08/15/25	6.125	683,438
1,525	Eagle Materials, Inc., Company Guaranteed Notes (Callable 08/01/21 @ 102.25)	(BBB, Baa3)	08/01/26	4.500	1,591,536
3,925	FBM Finance, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/18 @ 104.13)(1)	(B+, B3)	08/15/21	8.250	4,189,937
800	Jeld-Wen, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/20 @ 102.31)(1)	(BB-, B1)	12/15/25	4.625	802,000
1,750	Jeld-Wen, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/22 @ 102.44)(1)	(BB-, B1)	12/15/27	4.875	1,756,562
1,860	NCI Building Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/08/18 @ 106.19)(1)	(BB, B1)	01/15/23	8.250	1,975,506
3,900	Omnimax International, Inc., Rule 144A, Senior Secured Notes (Callable 02/16/18 @ 109.00)(1)	(B-, Caa1)	08/15/20	12.000	4,221,750
3,540	PriSo Acquisition Corp., Rule 144A, Senior Unsecured Notes (Callable 05/15/18 @ 104.50)(1)	(CCC+, Caa1)	05/15/23	9.000	3,765,675
1,000	Summit Materials Finance Corp., Global Company Guaranteed Notes (Callable 04/15/19 @ 104.25)	(BB-, B3)	04/15/22	8.500	1,105,000
1,075	Summit Materials Finance Corp., Global Company Guaranteed Notes (Callable 07/15/18 @ 103.06)	(BB-, B3)	07/15/23	6.125	1,115,312
975	U.S. Concrete, Inc., Global Company Guaranteed Notes (Callable 06/01/19 @ 104.78)	(BB-, B2)	06/01/24	6.375	1,053,000
1,600	USG Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/22 @ 102.44)(1)	(BB+, Ba1)	06/01/27	4.875	1,644,000

					29,020,460

Cable & Satellite TV (10.5%)
2,065	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 03/05/18 @ 104.97)(1)	(BB-, B1)	02/15/23	6.625	2,096,801
2,300	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 103.75)(1)	(BB-, B1)	05/15/26	7.500	2,394,875
2,200	Altice U.S. Finance I Corp., Rule 144A, Senior Secured Notes (Callable 07/15/18 @ 104.03)(1)	(BB, Ba3)	07/15/23	5.375	2,257,750
4,000	Block Communications, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/20 @ 103.44)(1)	(BB-, Ba3)	02/15/25	6.875	4,180,000
1,315	CSC Holdings LLC, Global Senior Unsecured Notes	(B-, B2)	06/01/24	5.250	1,285,413
750	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.69)(1)	(BB-, Ba2)	02/01/28	5.375	750,000
525	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 102.75)(1)	(BB-, Ba2)	04/15/27	5.500	532,875
800	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 103.31)(1)	(BB-, Ba2)	10/15/25	6.625	858,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Cable & Satellite TV
$ 840	CSC Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/20 @ 105.44)(1)	(B-, B2)	10/15/25	10.875	$1,002,498
3,750	Midcontinent Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/15/18 @ 105.16)(1)	(B, B3)	08/15/23	6.875	3,993,750
1,370	Radiate Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/20 @ 103.44)(1)	(CCC+, Caa1e)	02/15/23	6.875	1,383,700
650	SFR Group S.A., Rule 144A, Senior Secured Notes (Callable 05/01/21 @ 103.69)(1)	(B+, B1)	05/01/26	7.375	642,688
2,800	SFR Group S.A., Rule 144A, Senior Secured Notes (Callable 05/15/19 @ 103.13)(1)	(B+, B1)	05/15/24	6.250	2,688,000
1,000	Virgin Media Finance PLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/18 @ 103.50)(1),(2)	(B, B2)	04/15/23	7.000	1,488,602
1,000	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 04/15/22 @ 102.50)(1),(2)	(BB-, Ba3)	04/15/27	5.000	1,453,638
3,250	Ziggo Secured Finance B.V., Rule 144A, Senior Secured Notes (Callable 01/15/22 @ 102.75)(1)	(BB-, B1)	01/15/27	5.500	3,233,750

					30,242,340

Chemicals (4.6%)
2,650	A Schulman, Inc., Global Company Guaranteed Notes (Callable 06/01/18 @ 105.16)	(B, B3)	06/01/23	6.875	2,809,000
2,100	Alpha U.S. Bidco, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/20 @ 103.13)(1)	(CCC+, (p)caa1)	02/01/25	6.250	2,160,375
975	GCP Applied Technologies, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/19 @ 104.75)(1)	(BB-, B1)	02/01/23	9.500	1,077,375
1,550	Ingevity Corp., Rule 144A, Senior Unsecured Notes (Callable 02/01/21 @ 102.25)(1)	(NR, Ba3)	02/01/26	4.500	1,557,750
575	Nufarm Australia Ltd., Rule 144A, Company Guaranteed Notes (Callable 03/05/18 @ 101.59)(1)	(B+, B1)	10/15/19	6.375	584,344
1,100	PQ Corp., Rule 144A, Senior Secured Notes (Callable 05/15/19 @ 103.38)(1)	(BB-, B2)	11/15/22	6.750	1,179,750
272	Reichhold Industries, Inc., Rule 144A, Senior Secured Notes (Callable 03/05/18 @ 100.00)(1),(3),(4),(5),(6)	(NR, NR)	05/01/18	9.000	9,780
2,000	Trinseo Materials Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/01/20 @ 102.69)(1)	(BB-, B3)	09/01/25	5.375	2,054,400
1,000	Valvoline, Inc., Global Company Guaranteed Notes (Callable 08/15/20 @ 103.28)	(BB+, Ba3)	08/15/25	4.375	997,500
675	Versum Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/30/21 @ 102.75)(1)	(BB, Ba3)	09/30/24	5.500	717,187

					13,147,461

Consumer/Commercial/Lease Financing (1.9%)
4,500	Infinity Acquisition Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 02/16/18 @ 103.63)(1)	(CCC+, Caa2)	08/01/22	7.250	4,533,750
775	Lincoln Finance Ltd., Rule 144A, Senior Secured Notes (Callable 04/15/18 @ 103.69)(1)	(BB+, B1)	04/15/21	7.375	808,906

					5,342,656

Diversified Capital Goods (0.9%)
2,050	Anixter, Inc., Global Company Guaranteed Notes	(BB, Ba3)	03/01/23	5.500	2,190,938
360	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 01/30/23 @ 100.00)(1)	(BB+, Ba2)	04/30/23	5.000	376,200

					2,567,138

Electronics (1.0%)
2,125	Entegris, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/10/20 @ 103.47)(1)	(BB-, Ba3)	02/10/26	4.625	2,143,594
261	Microsemi Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/19 @ 106.84)(1)	(BB-, B1)	04/15/23	9.125	292,320
325	NXP Funding LLC, Rule 144A, Company Guaranteed Notes(1)	(BBB-, Ba1)	06/01/23	4.625	339,722

					2,775,636

Energy - Exploration & Production (2.7%)
800	Extraction Oil & Gas, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/21 @ 104.22)(1)	(B, B3)	02/01/26	5.625	801,800
1,925	Oasis Petroleum, Inc., Company Guaranteed Notes (Callable 03/05/18 @ 102.17)(7)	(BB-, B3)	11/01/21	6.500	1,970,719
1,981	Stone Energy Corp., Secured Notes (Callable 05/31/20 @ 105.63)	(NR, NR)	05/31/22	7.500	2,005,515
3,000	W&T Offshore, Inc., Global Company Guaranteed Notes (Callable 03/05/18 @ 100.00)	(CC, Ca)	06/15/19	8.500	2,902,500

					7,680,534

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Food - Wholesale (2.5%)
$1,575	B&G Foods, Inc., Company Guaranteed Notes (Callable 04/01/20 @ 103.94)	(B+, B2)	04/01/25	5.250	$1,580,906
1,850	Clearwater Seafoods, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/01/20 @ 105.16)(1)	(B+, B3)	05/01/25	6.875	1,891,625
1,100	Lamb Weston Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/21 @ 102.31)(1)	(BB, Ba3)	11/01/24	4.625	1,122,000
1,000	Lamb Weston Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/21 @ 102.44)(1)	(BB, Ba3)	11/01/26	4.875	1,022,500
1,550	U.S. Foods, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/19 @ 102.94)(1)	(BB, B3)	06/15/24	5.875	1,623,625

					7,240,656

Gaming (2.6%)
2,100	Churchill Downs, Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/23 @ 102.38)(1)	(B+, B2)	01/15/28	4.750	2,081,625
1,500	Gateway Casinos & Entertainment Ltd., Rule 144A, Secured Notes (Callable 03/01/20 @ 104.13)(1),(7)	(CCC+, Caa1)	03/01/24	8.250	1,620,000
2,200	Jacobs Entertainment, Inc., Rule 144A, Secured Notes (Callable 02/01/20 @ 105.91)(1)	(B, B2)	02/01/24	7.875	2,403,500
990	Safari Holding Verwaltungs GmbH, Rule 144A, Senior Secured Notes (Callable 03/02/18 @ 102.06)(1),(8)	(B, B2)	02/15/21	8.250	1,262,505

					7,367,630

Gas Distribution (3.4%)
3,469	Energy Transfer Equity LP, Senior Secured Notes	(BB-, Ba2)	10/15/20	7.500	3,821,346
1,250	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 02/15/21 @ 104.69)	(BB-, B1)	05/15/26	6.250	1,250,000
2,750	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 06/15/19 @ 102.81)	(BB-, B1)	06/15/24	5.625	2,701,875
2,000	Holly Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/01/19 @ 104.50)(1)	(BB, B2)	08/01/24	6.000	2,100,000

					9,873,221

Health Facilities (2.0%)
2,200	HCA, Inc., Senior Secured Notes	(BBB-, Ba1)	03/15/24	5.000	2,296,250
500	MPT Finance Corp., Global Company Guaranteed Notes (Callable 05/01/19 @ 102.75)	(BBB-, Ba1)	05/01/24	5.500	517,500
350	MPT Finance Corp., Global Company Guaranteed Notes (Callable 10/15/22 @ 102.50)	(BBB-, Ba1)	10/15/27	5.000	347,445
2,625	Sabra Health Care LP, Global Company Guaranteed Notes (Callable 05/15/26 @ 100.00)	(BBB-, Ba1)	08/15/26	5.125	2,606,755

					5,767,950

Health Services (1.3%)
2,500	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/19 @ 103.84)(1)	(BB-, Ba2)	10/01/24	5.125	2,557,000
1,115	CareTrust Capital Corp., Company Guaranteed Notes (Callable 06/01/20 @ 103.94)	(BB-, Ba3)	06/01/25	5.250	1,131,725

					3,688,725

Hotels (1.1%)
3,000	ESH Hospitality, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/01/20 @ 102.63)(1)	(BB-, B1)	05/01/25	5.250	3,030,000

Insurance Brokerage (4.3%)
3,280	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/20 @ 103.50)(1)	(CCC+, Caa2)	11/15/25	7.000	3,263,600
550	AssuredPartners, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/15/20 @ 103.50)(1)	(CCC+, Caa2)	08/15/25	7.000	565,125
2,420	Hub Holdings Finance, Inc., 8.125% Cash, 8.875% PIK, Rule 144A, Senior Unsecured Notes (Callable 03/05/18 @ 100.00)(1),(9)	(CCC+, Caa2)	07/15/19	17.000	2,423,025
2,450	HUB International Ltd., Rule 144A, Senior Unsecured Notes (Callable 03/05/18 @ 103.94)(1)	(CCC+, Caa2)	10/01/21	7.875	2,551,063
3,375	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 07/15/20 @ 103.44)(1)	(CCC+, Caa2)	07/15/25	6.875	3,484,687

					12,287,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Investments & Misc. Financial Services (1.0%)
$2,750	Orchestra Co-Issuer, Inc., Rule 144A, Secured Notes (Callable 06/15/19 @ 103.38)(1)	(B-, B1)	06/15/22	6.750	$2,901,250

Machinery (0.6%)
1,575	Terex Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/20 @ 104.22)(1)	(BB, B2)	02/01/25	5.625	1,618,313

Media - Diversified (1.1%)
1,000	National CineMedia LLC, Global Senior Secured Notes (Callable 03/05/18 @ 103.00)	(B+, Ba3)	04/15/22	6.000	1,018,750
2,370	National CineMedia LLC, Global Senior Unsecured Notes (Callable 08/15/21 @ 102.88)	(B-, B3)	08/15/26	5.750	2,227,800

					3,246,550

Media Content (3.5%)
2,125	EMI Music Publishing Group North America Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/19 @ 105.72)(1)	(B, B3)	06/15/24	7.625	2,342,812
550	Netflix, Inc., Global Senior Unsecured Notes	(B+, B1)	03/01/24	5.750	584,375
750	Netflix, Inc., Global Senior Unsecured Notes	(B+, B1)	02/15/25	5.875	804,585
1,800	Nexstar Broadcasting, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/18 @ 103.06)(1)	(B+, B3)	02/15/22	6.125	1,863,000
1,710	Sinclair Television Group, Inc., Global Company Guaranteed Notes (Callable 02/16/18 @ 103.06)	(B+, B1)	10/01/22	6.125	1,765,575
1,800	The EW Scripps Co., Rule 144A, Company Guaranteed Notes (Callable 05/15/20 @ 103.84)(1)	(BB-, B1)	05/15/25	5.125	1,782,000
1,000	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 11/01/19 @ 103.66)(1)	(B+, Ba3)	11/01/24	4.875	1,025,000

					10,167,347

Metals & Mining - Excluding Steel (3.7%)
2,200	Cleveland-Cliffs, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/21 @ 102.44)(1)	(BB-, Ba3)	01/15/24	4.875	2,194,500
2,300	Eldorado Gold Corp., Rule 144A, Company Guaranteed Notes (Callable 03/05/18 @ 101.53)(1)	(B+, B1)	12/15/20	6.125	2,265,500
2,000	Kaiser Aluminum Corp., Global Company Guaranteed Notes (Callable 05/15/19 @ 104.41)	(BB+, Ba3)	05/15/24	5.875	2,140,000
4,525	Noranda Aluminum Acquisition Corp., Global Senior Unsecured Notes (Callable 03/01/18 @ 100.00)(3),(4)	(NR, NR)	06/01/19	11.000	271
3,750	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 06/15/19 @ 104.38)(1)	(B-, B3)	06/15/22	8.750	3,918,750

					10,519,021

Oil Field Equipment & Services (7.1%)
3,330	FTS International, Inc., Global Senior Secured Notes (Callable 03/05/18 @ 104.69)	(CCC+, Caa2)	05/01/22	6.250	3,379,950
2,000	KCA Deutag UK Finance PLC, Rule 144A, Senior Secured Notes (Callable 04/01/20 @ 109.88)(1)	(CCC+, Caa1)	04/01/22	9.875	2,180,000
609	Nor Offshore SPV Ltd., PIK, Senior Secured Notes (Callable 03/02/18 @ 100.00)(9)	(NR, NR)	02/04/20	8.400	219,418
200	Parker Drilling Co., Global Company Guaranteed Notes (Callable 03/05/17 @ 101.88)(7)	(B-, Caa2)	08/01/20	7.500	188,500
2,050	Parker Drilling Co., Global Company Guaranteed Notes (Callable 03/05/18 @ 103.38)	(B-, Caa2)	07/15/22	6.750	1,773,250
1,105	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 03/05/18 @ 104.59)	(CCC, Caa3)	03/15/22	6.125	994,500
1,500	Shelf Drilling Holdings Ltd., Rule 144A, Secured Notes (Callable 02/28/18 @ 100.00)(1)	(B-, B2)	11/01/18	8.625	1,505,625
2,865	Shelf Drilling Holdings Ltd., Rule 144A, Secured Notes (Callable 02/28/18 @ 102.16)(1)	(B-, B2)	11/02/20	9.500	2,932,813
3,500	Shelf Drilling Holdings Ltd., Rule 144A, Senior Unsecured Notes (Callable 02/15/21 @ 106.19)(1)	(B-, B2)	02/15/25	8.250	3,500,000
1,474	Sidewinder Drilling, Inc., Secured Notes (Callable 02/15/18 @ 100.00)(4),(5),(6)	(NR, NR)	02/15/20	12.000	1,411,387
1,600	Transocean, Inc., Global Company Guaranteed Notes (Callable 07/15/22 @ 100.00)(7)	(B, Caa1)	10/15/22	5.800	1,624,000
850	Trinidad Drilling Ltd., Rule 144A, Company Guaranteed Notes (Callable 02/15/20 @ 104.97)(1)	(BB-, Caa1)	02/15/25	6.625	837,250

					20,546,693

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Oil Refining & Marketing (1.8%)
$1,000	CITGO Petroleum Corp., Rule 144A, Senior Secured Notes (Callable 03/05/18 @ 104.69)(1)	(B+, Caa1)	08/15/22	6.250	$1,009,375
4,100	Coffeyville Finance, Inc., Global Company Guaranteed Notes (Callable 03/05/18 @ 103.25)	(BB-, B1)	11/01/22	6.500	4,243,500

					5,252,875

Packaging (4.3%)
1,000	Ardagh Holdings U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/20 @ 104.50)(1)	(B, B3)	02/15/25	6.000	1,035,000
1,250	Ardagh Holdings U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/19 @ 105.44)(1)	(B, B3)	05/15/24	7.250	1,348,062
1,150	Ardagh Holdings U.S.A., Inc., Rule 144A, Senior Secured Notes (Callable 05/15/19 @ 102.31)(1)	(BB, Ba3)	05/15/23	4.625	1,165,813
1,500	Crown Americas Capital Corp. VI, Rule 144A, Company Guaranteed Notes (Callable 02/01/21 @ 103.56)(1)	(B+, Ba3)	02/01/26	4.750	1,511,250
2,200	Flex Acquisition Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/20 @ 103.44)(1)	(CCC+, Caa1)	01/15/25	6.875	2,261,875
1,050	SIG Combibloc Holdings S.C.A., Rule 144A, Senior Secured Notes (Callable 02/15/18 @ 103.88)(1),(8)	(B-, Caa1)	02/15/23	7.750	1,361,373
750	Trident Merger Sub, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/01/20 @ 103.31)(1)	(CCC+, Caa2)	11/01/25	6.625	755,625
3,000	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 102.44)(1)	(B+, B1)	10/15/25	4.875	3,020,625

					12,459,623

Personal & Household Products (2.2%)
1,250	First Quality Finance Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/20 @ 103.75)(1)	(BB-, B1)	07/01/25	5.000	1,262,500
2,000	High Ridge Brands Co., Rule 144A, Company Guaranteed Notes (Callable 03/15/20 @ 104.44)(1)	(CCC, Caa1)	03/15/25	8.875	1,812,500
2,850	Mattel, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/20 @ 105.06)(1),(7)	(BB-, Ba2)	12/31/25	6.750	2,899,875
300	Prestige Brands, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/19 @ 104.78)(1),(7)	(B-, Caa1)	03/01/24	6.375	310,500

					6,285,375

Pharmaceuticals (2.6%)
500	Endo Finance LLC, Rule 144A, Company Guaranteed Notes (Callable 07/15/18 @ 104.50)(1)	(CCC+, B3)	07/15/23	6.000	394,375
1,350	Endo Finance LLC, Rule 144A, Senior Secured Notes (Callable 04/15/20 @ 102.94)(1),(7)	(BB-, Ba2)	10/15/24	5.875	1,377,000
3,050	Valeant Pharmaceuticals International, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/18 @ 102.94)(1)	(B-, Caa1)	05/15/23	5.875	2,763,148
2,850	Valeant Pharmaceuticals International, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/20 @ 103.50)(1)	(BB-, Ba3)	03/15/24	7.000	3,037,929

					7,572,452

Real Estate Investment Trusts (3.9%)
4,400	iStar, Inc., Senior Unsecured Notes (Callable 03/05/18 @ 101.25)	(BB-, B1)	07/01/19	5.000	4,422,550
1,400	iStar, Inc., Senior Unsecured Notes (Callable 04/01/19 @ 103.00)	(BB-, B1)	04/01/22	6.000	1,435,000
1,500	iStar, Inc., Senior Unsecured Notes (Callable 09/15/19 @ 102.63)	(BB-, B1)	09/15/22	5.250	1,500,000
1,825	QCP SNF West/Central/East/AL REIT LLC, Rule 144A, Secured Notes (Callable 11/01/19 @ 104.06)(1),(7)	(CCC+, Caa2)	11/01/23	8.125	1,884,312
1,800	Starwood Property Trust, Inc., Global Senior Unsecured Notes (Callable 09/15/21 @ 100.00)	(BB-, Ba3)	12/15/21	5.000	1,879,866

					11,121,728

Recreation & Travel (1.4%)
600	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 102.75)(1)	(BB-, B2)	04/15/27	5.500	615,750
2,150	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 07/31/19 @ 103.66)(1)	(BB-, B2)	07/31/24	4.875	2,184,938
1,320	Speedway Motorsports, Inc., Global Company Guaranteed Notes (Callable 03/05/18 @ 103.84)	(BB+, Ba2)	02/01/23	5.125	1,349,700

					4,150,388

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Restaurants (1.6%)
$2,400	Golden Nugget, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/19 @ 103.38)(1)	(CCC+, B3)	10/15/24	6.750	$2,487,000
2,250	New Red Finance, Inc., Rule 144A, Secured Notes (Callable 10/15/20 @ 102.50)(1)	(B-, B3)	10/15/25	5.000	2,264,063

					4,751,063

Software - Services (5.6%)
2,250	CDK Global, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/01/22 @ 102.44)(1)	(BB+, Ba1)	06/01/27	4.875	2,260,372
2,000	Epicor Software Corp., Senior Secured Notes, LIBOR 3M + 8.250%(5),(6),(10)	(CCC, NR)	06/30/23	9.943	2,030,000
1,825	First Data Corp., Rule 144A, Secured Notes (Callable 01/15/19 @ 102.88)(1)	(B, B3)	01/15/24	5.750	1,893,437
1,450	Infor Software Parent, Inc., 7.125% Cash, 7.875% PIK, Rule 144A, Senior Unsecured Notes (Callable 03/05/18 @ 103.56)(1),(9)	(CCC, Caa2)	05/01/21	15.000	1,486,250
1,800	Infor U.S., Inc., Company Guaranteed Notes (Callable 05/15/18 @ 102.88)(8)	(CCC+, Caa1)	05/15/22	5.750	2,299,531
900	j2 Global Co-Obligor, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/20 @ 104.50)(1)	(BB, Ba3)	07/15/25	6.000	956,250
1,000	Solera Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 03/01/19 @ 107.88)(1)	(CCC+, Caa1)	03/01/24	10.500	1,126,250
3,692	Syniverse Foreign Holdings Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/19 @ 104.56)(1)	(B, Caa2)	01/15/22	9.125	3,844,295
326	Syniverse Holdings, Inc., Global Company Guaranteed Notes (Callable 03/05/18 @ 100.00)	(CCC+, Caa2)	01/15/19	9.125	327,223

					16,223,608

Specialty Retail (1.8%)
1,000	Itron, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/21 @ 102.50)(1)	(BB-, B2)	01/15/26	5.000	1,007,500
3,920	Penske Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/05/18 @ 102.88)	(B+, B1)	10/01/22	5.750	4,038,874

					5,046,374

Steel Producers/Products (0.9%)
450	Commercial Metals Co., Senior Unsecured Notes (Callable 07/15/22 @ 102.69)	(BB+, Ba2)	07/15/27	5.375	463,500
2,000	Zekelman Industries, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/19 @ 104.94)(1)	(B, Caa1)	06/15/23	9.875	2,245,000

					2,708,500

Support - Services (7.0%)
3,250	Avison Young Canada, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/19 @ 104.75)(1)	(B+, B3)	12/15/21	9.500	3,306,875
2,505	Conduent Business Services LLC, Rule 144A, Company Guaranteed Notes (Callable 12/15/20 @ 105.25)(1)	(B+, B2)	12/15/24	10.500	2,930,850
50	CoreCivic, Inc., Company Guaranteed Notes (Callable 07/15/27 @ 100.00)	(BB, Ba1)	10/15/27	4.750	48,750
2,550	Gartner, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/20 @ 103.84)(1)	(BB-, B1)	04/01/25	5.125	2,658,375
3,000	H&E Equipment Services, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/01/20 @ 104.22)(1)	(BB-, B2)	09/01/25	5.625	3,120,000
1,450	KAR Auction Services, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/20 @ 103.84)(1)	(B, B3)	06/01/25	5.125	1,471,750
2,250	Sotheby’s, Rule 144A, Company Guaranteed Notes (Callable 12/15/20 @ 103.66)(1)	(B+, Ba3)	12/15/25	4.875	2,222,325
1,550	Tempo Acquisition Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 06/01/20 @ 103.38)(1)	(CCC+, Caa1)	06/01/25	6.750	1,584,875
1,900	United Rentals North America, Inc., Company Guaranteed Notes (Callable 01/15/23 @ 102.44)	(BB-, Ba3)	01/15/28	4.875	1,902,375
1,000	United Rentals North America, Inc., Company Guaranteed Notes (Callable 05/15/22 @ 102.75)	(BB-, Ba3)	05/15/27	5.500	1,052,500

					20,298,675

Tech Hardware & Equipment (1.8%)
550	CDW Finance Corp., Company Guaranteed Notes (Callable 03/01/20 @ 103.75)	(BB-, Ba3)	09/01/25	5.000	561,688
1,750	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/22 @ 102.50)(1)	(BB-, Ba3)	03/15/27	5.000	1,747,813
1,950	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 06/15/20 @ 103.00)(1)	(BB-, Ba3)	06/15/25	6.000	2,061,520
800	Western Digital Corp., Rule 144A, Senior Secured Notes (Callable 04/01/19 @ 103.69)(1)	(BBB-, Baa2)	04/01/23	7.375	873,000

					5,244,021

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Telecom - Satellite (1.5%)
$3,000	Hughes Satellite Systems Corp., Global Company Guaranteed Notes	(BB-, B3)	06/15/21	7.625	$3,288,750
1,000	Hughes Satellite Systems Corp., Global Senior Secured Notes	(BBB-, Ba2)	08/01/26	5.250	1,013,750

					4,302,500

Telecom - Wireless (0.5%)
1,400	T-Mobile U.S.A., Inc., Global Company Guaranteed Notes (Callable 01/15/21 @ 103.25)	(BB+, Ba2)	01/15/26	6.500	1,520,750

Telecom - Wireline Integrated & Services (4.6%)
700	CyrusOne Finance Corp., Global Company Guaranteed Notes (Callable 03/15/22 @ 102.69)	(BB+, Ba3)	03/15/27	5.375	729,750
725	Equinix, Inc., Senior Unsecured Notes (Callable 05/15/22 @ 102.69)	(BB+, B1)	05/15/27	5.375	763,062
4,000	GTT Communications, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/19 @ 105.91)(1)	(CCC+, Caa1)	12/31/24	7.875	4,290,000
1,500	QTS Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 11/15/20 @ 103.56)(1)	(BB, B1)	11/15/25	4.750	1,518,750
2,000	Telenet Finance Luxembourg Notes Sarl, Rule 144A, Senior Secured Notes (Callable 12/01/22 @ 102.75)(1)	(BB-, Ba3)	03/01/28	5.500	2,000,000
750	Wind Tre SpA, Rule 144A, Senior Secured Notes (Callable 11/03/20 @ 102.50)(1)	(BB-, B1)	01/20/26	5.000	685,358
1,000	Zayo Capital, Inc., Global Company Guaranteed Notes (Callable 04/01/18 @ 104.50)	(B, B3)	04/01/23	6.000	1,047,500
2,175	Zayo Capital, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/22 @ 102.88)(1)	(B, B3)	01/15/27	5.750	2,215,890

					13,250,310

Theaters & Entertainment (2.4%)
1,600	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 03/05/18 @ 102.94)(7)	(B+, B2)	02/15/22	5.875	1,614,000
600	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 05/15/22 @ 103.06)(7)	(B+, B2)	05/15/27	6.125	588,000
855	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 11/15/21 @ 102.94)(7)	(B+, B2)	11/15/26	5.875	833,625
1,475	Carmike Cinemas, Inc., Rule 144A, Secured Notes (Callable 06/15/18 @ 104.50)(1)	(BB, Ba1)	06/15/23	6.000	1,556,125
2,200	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/19 @ 103.66)(1)	(B+, B1)	11/01/24	4.875	2,249,500

					6,841,250

Transport Infrastructure/Services (1.1%)
3,150	Navios Maritime Finance II U.S., Inc., Rule 144A, Senior Secured Notes (Callable 03/05/18 @ 108.44)(1)	(B-, Caa2)	08/15/22	11.250	3,201,188

TOTAL CORPORATE BONDS (Cost $323,935,097)					334,420,186

BANK LOANS (24.7%)
Aerospace & Defense (0.7%)
1,941	Sequa Mezzanine Holdings LLC, LIBOR 3M + 5.000%(10)	(B-, B3)	11/28/21	6.549	1,972,138

Auto Parts & Equipment (0.3%)
736	Dayco Products LLC, LIBOR 3M + 5.000%(6),(10)	(B, B2)	05/19/23	6.479	748,265

Beverages (0.7%)
2,000	The Winebow Group, Inc., LIBOR 1M + 7.500%(4),(6),(10)	(CCC, Caa1)	12/31/21	9.074	1,880,000

Building Materials (0.7%)
1,987	Morsco, Inc., LIBOR 1W + 7.000%(10)	(B+, B3)	10/31/23	8.573	2,023,280

Chemicals (5.1%)
1,000	Archroma Finance Sarl, LIBOR 3M + 8.250%(10)	(NR, Caa1)	07/11/25	9.955	1,012,500
2,107	Ascend Performance Materials Operations LLC, LIBOR 3M + 5.250%(6),(10)	(B-, Wr)	08/12/22	6.943	2,128,446
1,000	ASP Chromaflo Intermediate Holdings, Inc., LIBOR 1M + 8.000%(10)	(CCC, Caa2)	11/14/24	9.574	1,000,000
3,145	Preferred Proppants LLC, LIBOR 3M + 7.750%(4),(6),(10)	(CCC, Caa2)	07/27/20	9.443	2,964,502
3,163	Solenis International LP, LIBOR 3M + 6.750%(10)	(CCC+, Caa1)	07/31/22	8.229	3,072,906
453	Tronox Blocked Borrower LLC, LIBOR 3M + 3.000%(10)	(BB-, Ba3)	09/22/24	4.693	458,509
1,047	Tronox Finance LLC, LIBOR 3M + 3.000%(10)	(BB-, Ba3)	09/22/24	4.693	1,058,097
1,000	UTEX Industries Inc., LIBOR 1M + 4.000%(10)	(CCC+, B3)	05/22/21	5.574	989,530
2,000	Vantage Specialty Chemicals, Inc., LIBOR 3M + 8.250%(6),(10)	(CCC, Caa2)	10/05/25	10.020	2,015,000

					14,699,490

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Diversified Capital Goods (1.0%)
$750	Cortes NP Acquisition Corp., LIBOR 1M + 4.000%(10)	(B+, Ba3)	11/30/23	5.568	$759,142
2,045	Dynacast International LLC, LIBOR 3M + 8.500%(6),(10)	(B-, Caa1)	01/30/23	10.193	2,055,225

					2,814,367

Electronics (0.7%)
1,000	CPI International, Inc., LIBOR 1M + 7.250%(6),(10)	(CCC+, Caa2)	07/26/25	8.824	1,006,250
995	Oberthur Technologies S.A., LIBOR 3M + 3.750%(10)	(B-, B2)	01/10/24	5.443	998,724

					2,004,974

Energy - Exploration & Production (1.5%)
2,500	Chief Exploration & Development LLC, LIBOR 3M + 6.500%(4),(10)	(NR, NR)	05/16/21	7.959	2,503,125
2,000	W&T Offshore, Inc.(4),(10)	(CCC, Caa2)	05/15/20	9.000	1,940,000

					4,443,125

Gas Distribution (0.7%)
2,110	BCP Renaissance Parent LLC, LIBOR 3M + 4.000%(10)	(B+, B1)	10/31/24	5.772	2,139,456

Health Facility (0.4%)
1,167	Western Dental Services, Inc., LIBOR 1M + 4.500%(10)	(B-, B3)	06/23/23	6.074	1,182,831

Insurance Brokerage (0.7%)
1,985	Acrisure LLC, LIBOR 3M + 4.250%(10)	(B, B2)	11/22/23	5.991	2,022,244

lnvestments & Misc. Financial Services (0.4%)
1,156	Ocwen Financial Corp., LIBOR 1M + 5.000%(10)	(B+, B3)	12/05/20	6.560	1,162,915

Machinery (1.9%)
2,750	CPM Acquisition Corp., LIBOR 1M + 8.250%(6),(10)	(B-, Caa1)	04/10/23	9.817	2,805,000
2,475	WireCo WorldGroup, Inc., LIBOR 3M + 9.000%(6),(10)	(B-, Caa3)	09/30/24	10.479	2,524,500

					5,329,500

Media Content (0.4%)
1,000	DLG Acquisitions Ltd., EURIBOR 6M + 7.250%(8),(10)	(CCC+, Caa2)	06/30/22	8.250	1,255,405

Medical Products (0.4%)
1,200	ABB Concise Optical Group LLC, LIBOR 3M + 5.000%(10)	(B-, B2)	06/15/23	6.580	1,206,006

Oil Refining & Marketing (0.8%)
2,886	Philadelphia Energy Solutions LLC, Prime + 4.000%(3),(4),(6),(10)	(D, Wr)	04/04/18	8.500	2,381,250

Personal & Household Products (1.8%)
1,990	ABG Intermediate Holdings 2 LLC, LIBOR 3M + 7.750%(10)	(CCC+, Caa1)	09/29/25	9.443	2,022,337
497	Comfort Holding LLC, LIBOR 1M + 4.750%(10)	(CCC+, B3)	02/05/24	6.304	493,452
2,450	Comfort Holding LLC, LIBOR 1M + 10.000%(10)	(CCC-, Caa2)	02/03/25	11.554	2,266,250
46	TricorBraun Holdings, Inc., Prime + 2.750%(10)	(B, B2)	11/30/23	5.392	45,963
453	TricorBraun Holdings, Inc., LIBOR 3M + 3.750%(10)	(B, B2)	11/30/23	5.443	456,177

					5,284,179

Real Estate Investment Trusts (0.4%)
997	Quality Care Properties, Inc., LIBOR 1M + 5.250%(10)	(B-, Caa1)	10/31/22	6.824	1,011,201

Recreation & Travel (1.0%)
3,000	Legendary Pictures Funding LLC, LIBOR 3M + 6.000%(4),(6),(10)	(NR, NR)	04/22/20	7.693	2,973,750

Software - Services (4.2%)
1,309	Almonde, Inc., LIBOR 3M + 7.250%(10)	(CCC+, Caa2)	06/13/25	8.729	1,321,855
2,590	Aricent Technologies, LIBOR 1M + 8.500%(10)	(CCC, Caa2)	04/14/22	10.060	2,614,696
1,250	Eze Castle Software, Inc., LIBOR 3M + 6.500%(10)	(CCC+, Caa1)	04/05/21	8.193	1,254,688
1,204	Flexera Software LLC(10)	(CCC+, Caa1)	01/23/26	7.000	1,220,783
406	Flexera Software LLC, LIBOR 1M + 7.000%(6),(10)	(B-, Caa1)	04/02/21	8.570	407,652
731	LDiscovery LLC, LIBOR 3M + 5.875%(4),(10)	(B, B3)	12/09/22	7.278	664,523
2,750	Omnitracs, Inc., LIBOR 3M + 7.750%(10)	(CCC+, Caa1)	05/25/21	9.450	2,764,891
2,000	TigerLuxOne Sarl, LIBOR 3M + 8.250%(10)	(CCC+, Caa2)	02/16/25	9.943	1,985,000

					12,234,088

Specialty Retail (0.4%)
1,000	Sally Holdings LLC(10)	(BBB-, Ba1)	07/05/24	4.500	1,001,250

Support - Services (0.4%)
247	Interior Logic Group, Inc., LIBOR 3M + 6.000%(6),(10)	(B, B3)	03/01/24	7.481	248,955
2,854	Sprint Industrial Holdings LLC, LIBOR 3M + 12.250%(4),(10)	(CC, Caa3)	11/14/19	13.500	916,832

					1,165,787

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Theaters & Entertainment (0.1%)
$335	NEG Holdings LLC, LIBOR 3M + 8.000%(4),(5),(6),(10)	(NR, NR)	10/17/22	9.693	$308,498

TOTAL BANK LOANS (Cost $70,698,106)					71,243,999

Number of Shares

COMMON STOCKS (2.4%)
Auto Parts & Equipment (0.7%)
109,693	UCI International, Inc.(4),(5),(6),(11)				1,974,474

Building & Construction (0.0%)
10	White Forest Resources, Inc.(4),(5),(6),(11)				81

Building Materials (0.0%)
619	Dayton Superior Corp.(4),(5),(6),(11)				—

Chemicals (0.1%)
4,893	Huntsman Corp.(4)				169,151

Oil Field Equipment & Services (0.4%)
26	Sidewinder Drilling, Inc., Series A(4),(5),(6),(11)				1,144,461

Oil, Gas & Consumable Fuels (0.9%)
71,901	Stone Energy Corp.(11)				2,598,502

Support - Services (0.3%)
2,100	LTR Holdings LLC(4),(5),(6),(11)				950,082
692	Sprint Industrial Holdings LLC, Class G(5),(6),(11)				7
63	Sprint Industrial Holdings LLC, Class H(5),(6),(11)				1
153	Sprint Industrial Holdings LLC, Class I(5),(6),(11)				1

					950,091

Theaters & Entertainment (0.0%)
40	NEG Holdings LLC, Litigation Trust Units(4),(5),(6),(11)				40

TOTAL COMMON STOCKS (Cost $7,091,176)					6,836,800

PREFERRED STOCK (0.0%)
Building Materials (0.0%)
688	Dayton Superior Corp.(4),(5),(6),(11) (Cost $250,835)				—

SHORT-TERM INVESTMENT (5.5%)
10,423,785	State Street Navigator Securities Lending Government Money Market Portfolio, 1.31% (12)				10,423,785

Par (000)		Maturity	Rate%	Value

SHORT-TERM INVESTMENT
$5,289	State Street Bank and Trust Co. Euro Time Deposit	02/01/18	0.200	$5,289,153

TOTAL SHORT-TERM INVESTMENT (Cost $15,712,938)				15,712,938

TOTAL INVESTMENTS AT VALUE (148.7%) (Cost $417,688,152)				428,213,923

LIABILITIES IN EXCESS OF OTHER ASSETS (-48.7%)				(140,181,875)

NET ASSETS (100.0%)				$288,032,048

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, these securities amounted to a value of $239,974,546 or 83.3% of net assets.

(2)	This security is denominated in British Pound.
(3)	Bond is currently in default.
(4)	Illiquid security (unaudited).
(5)	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
(6)	Security is valued using significant unobservable inputs.
(7)	Security or portion thereof is out on loan.
(8)	This security is denominated in Euro.
(9)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(10)	Variable rate obligation — The interest rate shown is the rate in effect as of January 31, 2018.
(11)	Non-income producing security.
(12)	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at January 31, 2018.

INVESTMENT ABBREVIATIONS

1M = 1 Month

1W = 1 Week

3M = 3 Month

6M = 6 Month

ADR = American Depositary Receipt

EURIBOR = Euro Interbank Offered Rate

LIBOR = London Interbank Offered Rate

NR = Not Rated

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Net Unrealized Appreciation (Depreciation)
EUR	1,624,000	USD	1,948,190	10/12/18	Morgan Stanley	$1,948,190	$2,059,847	$111,657
GBP	3,150,000	USD	4,261,679	10/12/18	Morgan Stanley	4,261,679	4,525,199	263,520
USD	8,252,579	EUR	6,835,000	10/12/18	Morgan Stanley	(8,252,579)	(8,669,368)	(416,789)
USD	7,478,375	GBP	5,586,400	10/12/18	Morgan Stanley	(7,478,375)	(8,025,261)	(546,886)

								$(588,498)

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1–quoted prices in active markets for identical investments
•	Level 2–other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3–significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2018 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Corporate Bonds	$—	$330,969,020	$3,451,166		$334,420,186
Bank Loans	—	46,796,706	24,447,293		71,243,999
Common Stocks	2,767,653	—	4,069,147	(1)	6,836,800	(1)
Preferred Stock	—	—	0	(1)	0	(1)
Short-term Investments	—	15,712,938	—		15,712,938

	$2,767,653	$393,478,664	$31,967,606	(1)	$428,213,923	(1)

Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$375,177	$—		$375,177

Liabilities	Level 1	Level 2	Level 3		Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$963,675	$—		$963,675

(1)	Includes zero valued securities.
*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of January 31, 2018 for which significant unobservable inputs were used in determining value. All transfers, if any, are assumed to occur at the end of the reporting period.

	Corporate Bonds	Bank Loans	Common Stocks		Preferred Stock		Total
Balance as of October 31, 2017	$2,852,603	$13,055,574	$3,243,069	(1)	$0	(1)	$19,151,246	(1)
Accrued discounts (premiums)	13,253	15,132	—		—		28,385
Purchases	808,994	4,398,983	—		—		5,207,977
Sales	(267,852)	(17,677)	—		—		(285,529)
Realized gain (loss)	—	454	—		—		454
Change in unrealized appreciation (depreciation)	44,168	33,852	826,078		—		904,098
Transfers into Level 3	—	6,960,975	—		—		6,960,975
Transfers out of Level 3	—	—	—		—		—

Balance as of January 31, 2018	$3,451,166	$24,447,293	$4,069,147	(1)	$0	(1)	$31,967,606	(1)

Net change in unrealized appreciation (depreciation) from investments still held as of January 31, 2018	$44,168	$33,852	$826,078		$—		$904,098

(1)	Includes zero valued securities.

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value At 1/31/2018	Valuation Techniques	Unobservable Input	Range (Weighted Average) (per share)
Corporate Bonds	$9,779	Income Approach	Expected Remaining Distribution	NA
	$2,030,000	Vendor Pricing	Single Broker Quote	NA
	$1,411,387	Market Approach	Comparable Bond Price	NA
Bank Loans	$308,498	Market Approach	Comparable Bond Price	NA
	$24,138,795	Vendor Pricing	Single Broker Quote	$0.83 – $1.02 ($0.97)
Common Stocks	$121	Market Approach	Discount For Illiquidity and EBITDA Multiples	$0.00 – $8.10 ($0.18)
	$2,924,556	Vendor Pricing	Single Broker Quote	$18.00 – $452.42 ($26.16)
	$1,144,470	Market/Income Approach	Comparable Bond Price, Discounted Cash Flows	$0.01 – $44,703.75 ($1,225.35)
Preferred Stock	$0	Market Approach	Discount For Illiquidity	NA

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”) considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

During the period ended January 31, 2018, there were no transfers between Level 1 and Level 2, but there was $6,960,975 transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:             Controls and Procedures

(a)        As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)        There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:             Exhibits

1.        The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE HIGH YIELD BOND FUND

/s/ John G. Popp

Name: John G. Popp

Title:   Chief Executive Officer and President

Date:   March 14, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John G. Popp

Name: John G. Popp

Title:   Chief Executive Officer and President

Date:   March 14, 2018

/s/ Laurie Pecha

Name: Laurie Pecha

Title:   Chief Financial Officer

Date:   March 14, 2018